Stock and Incentive Programs (Schedule of Stock Option Activity) (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended			0 Months Ended	1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Nov. 18, 2011	May 31, 2013	May 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax benefit on stock option activity			$ (900,000)	$ 500,000	$ 2,200,000	$ 4,100,000	$ 900,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									7,871,652
Number of Shares Available for Grant					2,400,763
Stock-based compensation charges	4,600,000	4,200,000	13,200,000	13,500,000	18,600,000	13,400,000	14,900,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Share-based Awards Other than Options					19,500,000
Total future compensation expense	22,000,000		22,000,000
Future compensation expense for 2014					14,100,000
Future compensation expense for 2015					5,400,000
Stock Option Plan, 409A [Member] | Employment Terminated, Any Other Reason [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event					90 days
Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized									2,000,000	3,571,652
Grants in period, gross (in shares)						448,154	451,029	3,571,652
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	7,871,652		7,871,652
Number of Shares Available for Grant	1,771,669		1,771,669
Options, Grants in Period, Weighted Average Grant Date Fair Value						$ 2.25	$ 13.17
Aggregate Estimated Payment Due to Termination of Option Plan								20,000,000
Common Stock, Weighted Volume Adjusted Stock Price, Per Share								$ 13.47
Award Vesting Period					4 years
Annual Percent Vested First Anniversary Date					0.00%
Annual Percent Vested Second Anniversary Date					33.33%
Annual Percent Vested Third Anniversary Date					33.33%
Annual Percent Vested Fourth Anniversary Date					33.34%
Stock Option Plan, Omnibus [Member] | Termination for Death [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event					24 months
Stock Option Plan, Omnibus [Member] | Employment Terminated, Any Other Reason [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event					90 days
Stock Option Plan, Omnibus [Member] | Termination for Retirement or Disability [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event					36 months
Stock Option Plan, Omnibus [Member] | Annual Anniversary Grant Date of Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event					10 years
Stock Option Plan, Omnibus [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period, gross (in shares)					0
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total future compensation expense					4,800,000
Future compensation expense for 2014					2,400,000
Future compensation expense for 2015					2,400,000
Stock Option Plan, 409A [Member] | Stock Option Termination [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Incremental Compensation Cost							6,400,000
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grants in period, gross (in shares)	0	0	0	0	0
Options, Grants in Period, Weighted Average Grant Date Fair Value					$ 0.00
Total future compensation expense	1,500,000		1,500,000		7,800,000
Future compensation expense for 2014					7,600,000
Future compensation expense for 2015					200,000
Award Vesting Period			4 years
Annual Percent Vested First Anniversary Date			0.00%
Annual Percent Vested Second Anniversary Date			33.33%
Annual Percent Vested Third Anniversary Date			33.33%
Annual Percent Vested Fourth Anniversary Date			33.33%
Allocated Share-based Compensation Expense	$ 2,000,000	$ 2,300,000	$ 6,000,000	$ 7,100,000	$ 10,800,000	$ 10,100,000	$ 12,700,000
Stock Options [Member] | Stock Option Plan, Omnibus [Member] | Termination for Death [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event			24 months
Stock Options [Member] | Stock Option Plan, Omnibus [Member] | Employment Terminated, Any Other Reason [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event			90 days
Stock Options [Member] | Stock Option Plan, Omnibus [Member] | Termination for Retirement or Disability [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event			36 months
Stock Options [Member] | Stock Option Plan, Omnibus [Member] | Annual Anniversary Grant Date of Award [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Earliest Expiration Period of Award After Event			10 years